As filed with the Securities and Exchange Commission on December 4, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1 – September 30

ITEM 1. REPORT TO STOCKHOLDERS.

Man | FRM

Pine Grove Alternative Institutional Fund

Semi-Annual Report

September 30, 2017 (Unaudited)

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of September 30, 2017

ASSETS

Total investments, at fair value (Cost $51,568,285)	$56,685,615
Cash	67,050
Subscriptions in Private Investment Funds paid in advance	280,000
Receivable from investments sold	4,800,882
Dividends receivable	746
Prepaid expenses	43,657
Total Assets	61,877,950

LIABILITIES

Repurchase of shares payable	4,918,319
Subscriptions received in advance	330,000
Accrued Liabilities:
Management fees	107,618
Fund services fees	7,285
Shareholder servicing fees	11,170
Interest expense (Note 7)	3,902
Other expenses	20,375
Total Liabilities	5,398,669

NET ASSETS	$56,479,281

COMPONENTS OF NET ASSETS
Paid-in capital	$60,069,490
Distributions in excess of net investment income	(4,511,634)
Accumulated net realized loss on investments	(4,195,905)
Net unrealized appreciation on investments	5,117,330
NET ASSETS	$56,479,281

NET ASSETS
Class I Shares	$51,367,332
Class A Shares	$5,111,949

SHARES OUTSTANDING (200,000 total Fund shares authorized, $0.001 par value)
Class I Shares	51,405.87
Class A Shares	5,148.04

NET ASSET VALUE PER SHARE
Class I Shares	$999.25
Class A Shares	$992.99

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2017

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
AG Mortgage Partners, Ltd.	2,100	$ 2,100,000	$ 2,151,717	3.8%	Quarterly	90
Anchorage Capital Partners Offshore, Ltd.	2,346	2,528,353	2,714,944	4.8	Annually	90
Aristeia International Limited	2,251	2,512,391	2,575,710	4.6	Quarterly	60
Candlewood Puerto Rico SP	553	552,913	494,857	0.9	Quarterly	180
Candlewood Structured Credit Harvest Fund Ltd	205	2,643,913	2,999,868	5.3	Quarterly	90
King Street Capital, Ltd.	11,496	1,747,952	1,913,466	3.4	Quarterly	65
LibreMax Offshore Fund, Ltd.	2,157	2,813,864	3,005,201	5.3	Quarterly	90
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	52	51,552	66,312	0.1	Other*	-
One William Street Capital Offshore Fund, Ltd.	2,525	2,525,000	3,159,074	5.6	Quarterly	90
Rose Grove Offshore Fund, Ltd.	2,443	2,443,179	2,670,640	4.7	Quarterly	45
Silver Point Capital Offshore Fund, Ltd.	265	2,652,749	3,067,749	5.4	Quarterly	90
Sound Point Beacon Offshore Fund, Ltd.	0	439	689	0.0	Other*	-
Southpaw Credit Opportunity Fund (FTE) Ltd	7,292	1,155,116	1,189,317	2.1	Quarterly	60
The Canyon Value Realization Fund (Cayman), Ltd.	529	2,567,512	2,844,258	5.1	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	1,440	2,762,314	3,208,471	5.7	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	70,016	69,008	34,203	0.1	Other*	-
Whitebox Credit Fund, Ltd.	1,581	2,230,145	2,448,145	4.3	Quarterly	60
Wingspan Overseas Fund, Ltd.	40	39,844	25,780	0.0	Quarterly	90
		31,396,244	34,570,401	61.2

Relative Value
Athos Asia Event Driven Offshore Fund	2,089	2,100,000	2,163,278	3.8	Monthly	60
Basso Investors Ltd	1,218	2,394,556	2,622,325	4.6	Quarterly	60
Black Diamond Arbitrage, Ltd.	17,500	1,750,000	1,846,602	3.3	Monthly	45
Jet Capital Concentrated Offshore Fund, Ltd.	2,219	2,218,759	2,307,417	4.1	Monthly	30

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2017

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Relative Value (continued)
MVN Event Driven Fund Limited	17,465	$ 1,800,378	$ 1,813,632	3.2%	Monthly	45
PSAM Merger Fund Limited	2,031	1,990,117	2,241,757	4.0	Monthly	30
PSAM WorldArb Fund Limited	7,329	2,699,370	2,953,620	5.2	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	2,171	2,170,261	2,192,485	3.9	Monthly	60
Whitebox Relative Value Fund, Ltd.	1,510	2,227,423	3,152,921	5.6	Quarterly	60
		19,350,864	21,294,037	37.7
Total Private Investment Funds		$50,747,108	$55,864,438	98.9%

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	821,177	821,177	821,177	1.5

Total Investments		$51,568,285	$56,685,615	100.4%
Other Assets & Liabilities, Net			(206,334)	(0.4)%
Net Assets			$56,479,281	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Credit Long/Short	61.2%
Relative Value	37.7
Mutual Fund	1.5
Other Assets and Liabilities, Net	(0.4)
Total	100.0%

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Statement of Operations
Six Months Ended September 30, 2017

Investment Income
Dividends	$4,209
Total investment income	4,209

Expenses
Management fees	274,166
Fund services fees	47,103
Trustees' fees and expenses	45,046
Professional fees	79,518
Custodian fees	6,483
Registration fees	12,553
Shareholder servicing fees – Class A Shares	22,410
Interest expense (Note 7)	13,561
Miscellaneous expenses	32,276
Total expenses	533,116
Expenses reimbursed by Investment Adviser	(40,201)
Net Expenses	492,915

NET INVESTMENT LOSS	(488,706)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain on investments	568,321
Net change in unrealized appreciation on investments	1,583,620
Net realized and unrealized gain from investments	2,151,941

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,663,235

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
OPERATIONS
Net investment loss	$(488,706)	$(1,054,718)
Net realized gain (loss) on investments	568,321	(587,920)
Net change in unrealized appreciation on investments	1,583,620	6,810,493
Net increase in net assets resulting from operations	1,663,235	5,167,855
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	-	(2,037,856)
Class A Shares	-	(162,144)
Decrease in net assets resulting from distributions to shareholders	-	(2,200,000)
CAPITAL SHARE TRANSACTIONS
Class I Shares
Sale of shares	1,313,000	2,090,000
Reinvestment of distributions	-	1,552,656
Repurchase of shares	(5,991,670)	(22,362,059)
Class A Shares
Shares issued in exchange (Note 1)	-	5,170,072
Sale of shares	300,000	100,000
Reinvestment of distributions	-	153,458
Repurchase of shares	(389,260)	(376,133)
Decrease in net assets resulting from capital share transactions	(4,767,930)	(13,672,006)
Decrease in net assets	(3,104,695)	(10,704,151)
NET ASSETS
Beginning of period	59,583,976	70,288,127
End of period (including distributions in excess of net investment income of $4,511,634 and $4,022,928, respectively)	$56,479,281	$59,583,976
SHARE TRANSACTIONS
Class I Shares
Beginning of period	56,082.69	75,633.63
Sale of shares	1,333.44	2,200.25
Reinvestment of distributions	-	1,622.27
Repurchase of shares	(6,010.26)	(23,373.46)
End of period	51,405.87	56,082.69
Class A Shares
Beginning of period	5,233.29	-
Shares issued in exchange (Note 1)	-	5,356.92
Sale of shares	308.57	104.49
Reinvestment of distributions	-	160.34
Repurchase of shares	(393.82)	(388.46)
End of period	5,148.04	5,233.29

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Six Months Ended September 30, 2017

Cash Flows From Operating Activities
Net increase in net assets from operations	$1,663,235
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of investments	(15,752,350)
Proceeds from sale of investments	18,172,334
Net realized gain from sale of investments	(568,321)
Net change in unrealized appreciation on investments	(1,583,620)
Change in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	1,220,000
Receivable from investments sold	790,618
Dividends receivable	(662)
Prepaid expenses	(12,087)
Management fees payable	(5,315)
Fund services fees payable	1
Shareholder servicing fees payable	107
Interest expense (Note 7)	(698)
Other expenses payable	(62,006)
Net Cash Provided By Operating Activities	3,861,236

Cash Flows From Financing Activities
Sale of shares	1,643,000
Repurchase of shares	(5,891,559)
Net Cash Used In Financing Activities	(4,248,559)

Net Decrease in Cash	(387,323)

Cash - Beginning of Period	454,373

Cash - End of Period	$67,050

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2017		Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
CLASS I SHARES
NET ASSET VALUE, Beginning of Period	$ 971.93		$ 929.32		$ 1,007.48		$ 1,028.21		$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(7.57)		(14.71)		(14.88)		(15.34)		(3.82)
Net realized and unrealized gain (loss)	34.89		89.60		(60.54)		14.17		32.03
Total from investment operations	27.32		74.89		(75.42)		(1.17)		28.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(32.28)		(2.74)		(19.20)		-
Realized gains	-		-		-		(0.36)		-
Total distributions to shareholders	-		(32.28)		(2.74)		(19.56)		-

NET ASSET VALUE, End of Period	$ 999.25		$ 971.93		$ 929.32		$ 1,007.48		$1,028.21

TOTAL RETURN	2.81	%(c)	8.11%		(7.49)%		(0.11)%		2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 51,367		$ 54,508		$ 70,288		$ 93,817		$ 58,265
Ratios to Average Net Assets:
Net investment loss (d)	(1.53)	%(e)	(1.54)%		(1.53)%		(1.50)%		(1.50)	%(e)
Net expense (d)	1.54	%(e)(f)	1.54	%(f)	1.53	%(f)(g)	1.50	%(f)	1.50	%(e)
Gross expense (d)	1.68	%(e)(f)(h)	1.69	%(f)(h)	1.53	%(f)	1.78	%(f)(h)	2.36	%(e)(h)
PORTFOLIO TURNOVER RATE	10	%(c)	39%		50%		39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04%, 0.04%, 0.03% and 0.00%, respectively (Note 7).
(g)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2017		October 1, 2016 (a) through March 31, 2017
CLASS A SHARES
NET ASSET VALUE, Beginning of Period	$ 969.90		$ 965.12
INVESTMENT OPERATIONS
Net investment loss (b)	(11.68)		(11.43)
Net realized and unrealized gain	34.77		46.48
Total from investment operations	23.09		35.05

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(30.27)

NET ASSET VALUE, End of Period	$ 992.99		$ 969.90

TOTAL RETURN	2.38	%(c)	3.67	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,112		$5,076
Ratios to Average Net Assets:
Net investment loss (d)	(2.37)	%(e)	(2.36)	%(e)
Net expense (d)	2.34	%(e)(f)	2.37	%(e)(f)
Gross expense (d)	2.52	%(e)(f)(g)	2.61	%(e)(f)(g)
PORTFOLIO TURNOVER RATE	10	%(c)	39	%(c)

(a)	Commencement of operations. The beginning net asset value of Class A Shares was based on the closing net asset value of the shares exchanged as outlined in Note 1.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04% and 0.04%, respectively (Note 7).
(g)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 8

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

Note 1. Organization
Pine Grove Alternative Institutional Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, "Fund Shares"). Class A Shares are subject to a sales load of up to 3% of the investor's subscription. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership"). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the "Plan"). Pursuant to the Plan, Pine Grove Alternative Fund's Class I Shares were exchanged for an equivalent value of Class A Shares (the "Exchange") of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Fund supervises the conduct of the Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund's day-to-day investment activities.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – The valuation of the Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee").  The value of the Fund's net assets is determined as of the close of the Fund's business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

Fund by the Private Investment Funds' administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized appreciation of investments."  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund's reporting date.  The fair value of the Fund's investments in Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources.  The Valuation Committee did not fair value any investments during the six months ended September 30, 2017.
For investments other than Private Investment Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments, other than Private Investment Funds, are measured at September 30, 2016:
	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$821,177	$-	$821,177

There were no transfers between Level 1, Level 2 and Level 3 for the six months ended September 30, 2017.
The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.
Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit Long/Short (a)	$34,570,401	$100,515	$5,157,607	10	$5,258,122
Relative Value (b)	21,294,037	-	-	N/A	-
Total	$55,864,438	$100,515	$5,157,607		$5,258,122

[1]	No unfunded commitments as of September 30, 2017.
[2]
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

[3]
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

(a)
Credit Long/Short: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(b)
Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Fund will be reinvested in additional shares of the Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund's tax year is October 31, 2017. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Fund recognizes interest and

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.
The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of September 30, 2017 that would require recognition, de-recognition or disclosure.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

The Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Fund from making an offer to repurchase shares. Fund shareholders do not have the right to require the Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund's knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund's Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Fund's month-end net asset value.
Shareholder Servicing Fees – The Fund pays Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority ("FINRA") that has entered into a shareholder servicing agreement with Atlantic (collectively, "Service Agents"), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agents who are invested in the Class A Shares through the Service Agents.  The shareholder servicing fees expense for the six months ended September 30, 2017 was $22,410.
Expenses – The Investment Adviser has agreed to waive and/or reimburse the Fund's other expenses (excluding extraordinary expenses, any shareholder servicing fees and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund's other expenses at 0.60%, through August 1, 2018. For the six months ended September 30, 2017, the Investment Adviser reimbursed expenses of $40,201.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

For a period of five years subsequent to the Fund's commencement of operations, or from the commencement of operations of each new share class of shares thereof, the Fund may repay the Investment Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived/reimbursed. As of September 30, 2017, $443,405 is subject to recoupment by the Investment Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Adviser or with Atlantic or their affiliates.
Custodian – J.P. Morgan Chase Bank, N.A. (the "Custodian") serves as the Fund's independent custodian of its investments in underlying private investment companies. The Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Fund's management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. The Fund pays Atlantic a fee for its services (collectively, "Fund Services Fees") as provided in the administrative agreement.
Trustees and Officers – The Fund pays the Trustees, who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"), each an annual retainer fee of $30,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the six months ended September 30, 2017, were $6,031,173 and $9,272,333 respectively.
Note 6.  Offering of Fund Shares; Repurchase Offers
Fund Shares may be purchased by investors who meet certain eligibility requirements set forth in the Fund's current prospectus as of the first business day of each calendar month; however, Fund Shares may be offered more or less frequently as determined by the Board in its sole discretion. Fund Shares are sold at the current net asset value per share.  Generally, the minimum initial investment in each

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

class of Fund Shares is $25,000 and the minimum additional investment is $10,000.  The Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.
The Fund may repurchase Fund Shares from shareholders from time to time as determined by the Board in its sole discretion.
Note 7. Line of Credit
The Fund has a committed $4 million secured line of credit agreement with Societe Generale. The Fund may temporarily borrow from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Fund in connection with (i) subscriptions and redemptions by investors of the Fund; (ii) subscriptions and redemptions by the Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Fund. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. The line of credit is secured by the Fund's cash and investment securities. The Fund is required to pay a commitment fee at a rate of 0.50% per annum on the unused portion of the line of credit. As of September 30, 2017, the Fund did not have a balance outstanding pursuant to this line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended September 30, 2017, were $794,572 and 2.35%, respectively.
Note 8. Related Party Transactions and Other
Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage or other business transactions with Private Investment Funds in which the Fund invests and with companies in which Private Investment Funds invest.
As of September 30, 2017, the Fund no longer owns Tourbillon Global Equities Ltd, a Private Investment Fund that is related to an Independent Trustee of the Fund. The Fund sold the Private Investment Fund on July 1, 2017 for proceeds of $1,741,678 and realized a net loss of $128,322.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2017

Note 9. Federal Income Tax
As of October 31, 2016, the components of distributable earnings were as follows:
Undistributed ordinary income	$810,807
Capital and other losses	(4,357,469)
Unrealized depreciation	(1,554,753)
Total	$(5,101,415)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund has $2,155,876 of available short-term capital loss carryforwards and $2,201,593 of available long-term capital loss carryforwards that have no expiration date.
As of September 30, 2017, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The related net unrealized appreciation consists of the following:
Gross Unrealized Appreciation	$5,230,084
Gross Unrealized Depreciation	(112,754)
Net Unrealized Appreciation	$5,117,330

Note 10. Subsequent Events
The Fund has evaluated all subsequent events through November 20, 2017, the date that these financial statements were issued. The Fund recorded $330,000 in subscriptions, which is reflected on the Statement of Assets and Liabilities as subscriptions received in advance, as of September 30, 2017 for a subscription date of October 1, 2017. In addition, the Fund received $387,424 in subscriptions related to a November 1, 2017 subscription date.

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2017

Investment Advisory Agreement Approval
At the June 7, 2017 Board meeting, the Board, including Independent Trustees, considered the approval of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Investment Adviser and the administrator, including information regarding the Investment Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (i) the nature and quality of the services to be provided under the Advisory Agreement; (ii) the investment performance of the Fund and the Investment Adviser; (iii) the fees paid by the Fund under the fee arrangements of the Advisory Agreement (including certain reimbursements to the Fund pursuant to any expense reimbursement agreement between the Fund and the Investment Adviser); (iv) costs and profitability of the Investment Adviser and its affiliates from their relationship with the Fund; (v) fall-out benefits to the Investment Adviser from its relationships with the Fund; (vi) economies of scale realized or likely to be realized by the Investment Adviser under the fee arrangement of the Advisory Agreement; and (vii) other information about the Investment Adviser deemed relevant by the Board. In their deliberations, the Board did not identify any particular factor that was all important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.
Nature and Quality of the Services to be Provided
The Board considered and reviewed information concerning the services provided under the Advisory Agreement, the investment strategies, information describing the Adviser's current organization, and the background and experience of the persons who would be responsible for the day-to-day management of the Fund. The Board also considered the expertise of the Adviser in supervising the Fund's third party service providers, and the compliance program maintain by the Adviser on behalf of the Fund.  In connection with the assessment of the ability of the Adviser to continue to perform its duties under the Advisory Agreement, the Board considered the Adviser's financial condition and whether it has the resources necessary to carry out its functions. The Board noted that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement. The Board also considered the Adviser's affiliation with Man, Man's experience as an investment adviser and extensive infrastructure. The Board also considered the Adviser's stated long-term commitment to both the registered fund business and the Adviser's continued efforts focused on the growth of the Fund.

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2017

Investment Performance
The Board considered the Adviser's performance in managing the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index and comparable funds with similar objectives and size managed by the Adviser and other investment advisers. The Board noted that the Fund's performance was competitive with the performance of the Adviser's other funds and funds managed by other investment advisers in the group of comparable funds during the most recent one-year period and, during the most recent three-year period, the Fund underperformed most of the other funds managed by the Adviser while experiencing performance that was competitive with the comparable funds managed by other investment advisers. The Board considered the consistency of the Adviser's management of the Fund with its investment objective and policies. The Board also considered the Adviser's experience and management of private funds with substantially similar investment strategies to those of the Fund.
Fees
With respect to the fees paid by the Fund under the fee arrangements of the Advisory Agreement the Board considered the resources involved in managing the Fund as well as the Adviser's reimbursement of Other Expenses under the Second Amended and Restated Expense Reimbursement Agreement. The Board also considered any recoupment of reimbursements the Adviser was entitled to receive under the Second Amended and Restated Expense Reimbursement Agreement. The Board also reviewed and discussed the comparative fee information, including an independent peer group analysis and a peer group prepared by the Adviser. The Board noted the advisory fee was competitive to those in the peer group, and that the total expense ratio of the Fund was lower than the median total expense ratio of other peers which had acquired fund fees. The Board also considered the fees charged by the Adviser to other private funds with substantially similar investment strategies to those of the Fund, and noted that the advisory fee was lower than the management fees charged to most of the Adviser's private funds. The Board considered the differences in management fees charged by the Adviser to its private funds, as compared to the Fund's advisory fee.
Economies of Scale
The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee level reflects a reasonable sharing of such economies of scale for the benefit of the Fund's shareholders. Because the fluctuation of the Fund's assets due to frequent tender offers, the Board reviewed the Fund's advisory fee and expenses and determined to review economies of scale in the future if the Fund had attracted additional assets. In addition to the consideration of fees, the Board noted that the Adviser's relationship with the Fund continues to be profitable.

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2017

Conclusions
In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, noted that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30, 2017 is available, without charge and upon request by calling (855) 699-3103 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses experience of its management, and other information.

218-SAR-0917

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2017 to April 30, 2017		-		N/A	-		-
May 1, 2017 to May 31, 2017		-		N/A	-		-
June 1, 2017 to June 30, 2017	February 17, 2017	1,480.878	$12,319,282	$988.23	1,480.878	March 22, 2017	-
July 1, 2017 to July 31, 2017		-		N/A	-		-
August 1, 2017 to August 31, 2017		-		N/A	-		-
September 1, 2017 to September 30, 2017	May 22, 2017	4,923.206	$12,279,520	$999.25	4,923.206	August 31, 2017	-
Total		6,404.080		N/A	6,404.080		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Institutional Fund

By: /s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date: 12/4/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date: 12/4/17

By: /s/ Linzie Steinbach
Linzie Steinbach, Chief Financial Officer

Date: 12/4/17